Form N-1A Supplement	Jul. 25, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

THORNBURG INVESTMENT TRUST SUPPLEMENT

Dated July 25, 2025

to the

THORNBURG MANAGED ACCOUNT FUNDS PROSPECTUS

applicable to Class SMA shares of the Thornburg Emerging Markets Managed Account Fund and
the Thornburg Municipal Managed Account Fund, and
dated February 1, 2025, as supplemented March 13, April 1, and April 23, 2025
(the “Prospectus”)

Thornburg Emerging Markets Managed Account Fund Investment Limitation Change

Effective July 23, 2025, the Thornburg Emerging Markets Managed Account Fund (the “Fund”) adopted a fundamental investment policy which prohibits the Fund from concentrating its investments in an industry or groups of industries. Accordingly, effective immediately the disclosure on page 2 of the Prospectus in the second paragraph of the “Principal Investment Strategies” section is revised to delete the language stating that the Fund may concentrate in particular industries and replaced with the following revised paragraph:

The Fund may invest in issuers of any size of capitalization, including small companies, and expects that under normal conditions its assets will be invested in issuers domiciled in or tied economically to a variety of different emerging market countries. The Fund is non-diversified.

In addition, the “Concentration Risk” paragraphs in the “Principal Investment Risks” section and “Additional Information - Investing in Stocks and Other Equity Securities” section on pages 3 and 14 of the Prospectus, respectively, are deleted in their entireties.